UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount      Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.7%               $  2,000      Jefferson County, Alabama, Limited Obligation School Warrants,
                                           Series A, 4.75% due 1/01/2025                                                 $    2,016
-----------------------------------------------------------------------------------------------------------------------------------
California - 23.4%              7,150      Alameda Corridor Transportation Authority, California, Capital
                                           Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A,
                                           5.33% due 10/01/2025 (a)(n)                                                        5,887
                                3,800      Anaheim, California, Public Financing Authority, Electric System
                                           Distribution Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)             3,929
                                1,400      Arcadia, California, Unified School District, Capital Appreciation,
                                           GO (Election of 2006), Series A, 4.96% due 8/01/2039 (f)(n)                          273
                                2,100      Cabrillo, California, Community College District, GO (Election of 2004),
                                           Series B, 5.20% due 8/01/2037 (i)(n)                                                 451
                                4,800      Cabrillo, California, Community College District, GO (Election of 2004),
                                           Series B, 4.870% due 8/01/2038 (i)(n)                                                980
                                2,200      California State, GO, Refunding, 5.25% due 9/01/2010 (g)                           2,295
                                   20      California State, GO, Refunding, 5.125% due 6/01/2027                                 21
                                1,600      California State Public Works Board, Lease Revenue Bonds
                                           (Department of Corrections), Series C, 5% due 6/01/2025                            1,641
                                2,200      California State University, Systemwide Revenue Bonds, Series A,
                                           5% due 11/01/2035 (c)                                                              2,267
                                2,750      California State, Various Purpose, GO, 5.25% due 11/01/2029                        2,882
                                6,500      California State, Various Purpose, GO, 5.50% due 11/01/2033                        6,949
                                2,500      Chabot-Las Positas, California, Community College District,
                                           GO (Election of 2004), Series B, 4.812% due 8/01/2025 (a)(n)                       1,037
                               15,000      East Side Union High School District, California, Santa Clara County,
                                           Capital Appreciation, GO (Election of 2002), Series E,
                                           5.15% due 8/01/2029 (h)(n)                                                         4,974
                                1,370      East Side Union High School District, California, Santa Clara County,
                                           GO (Election of 2002), Series D, 5% due 8/01/2026 (h)                              1,428
                                2,770      Fairfield-Suisun, California, Unified School District,
                                           GO (Election of 2002), 5.50% due 8/01/2028 (i)                                     2,988
                                  800      Fresno, California, Unified School District, GO (Election of 2001),
                                           Series E, 5% due 8/01/2030 (f)                                                       835
                                2,300      Golden State Tobacco Securitization Corporation of California,
                                           Tobacco Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (g)(h)             2,488
                                3,725      Golden State Tobacco Securitization Corporation of California,
                                           Tobacco Settlement Revenue Bonds, Series B, 5.625% due 6/01/2013 (b)(g)            4,053

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
S/F     Single-Family

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount      Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  2,815      John Swett Unified School District, California, GO, Series A,
                                           5.50% due 8/01/2026 (f)                                                       $    2,985
                                2,600      Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                           Series B-1, 5% due 10/01/2029 (c)                                                  2,696
                                1,475      Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                           Series B-1, 5% due 10/01/2036 (c)                                                  1,519
                                2,300      Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (c)          2,356
                                2,900      Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                           (Convention Center Project), Series A, 5.50% due 11/01/2029 (i)                    3,152
                                1,250      Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                           (Paguay Redevelopment Project), 5.125% due 6/15/2033 (a)                           1,288
                                5,000      Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                           Series N, 5% due 8/15/2028 (i)                                                     5,140
                                1,350      Sacramento, California, Unified School District, GO (Election of 2002),
                                           5% due 7/01/2030 (i)                                                               1,404
                                1,325      Tamalpais, California, Union High School District, GO (Election of 2001),
                                           5% due 8/01/2028 (f)                                                               1,369
                                2,025      Ventura County, California, Community College District,
                                           GO (Election of 2002), Series B, 5% due 8/01/2030 (i)                              2,105
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.7%                 1,150      Colorado Health Facilities Authority Revenue Bonds (Catholic Health
                                           Initiatives), Series A, 5.50% due 3/01/2032 (d)                                    1,219
                                1,200      Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                           Communities Inc.), Series A, 5.50% due 12/01/2027 (k)                              1,245
                                  675      Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                           Communities Inc.), Series A, 5.50% due 12/01/2033 (k)                                696
                                7,500      E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue
                                           Refunding Bonds, Series B, 5.607% due 9/01/2032 (i)(n)                             2,003
                               10,975      Northwest Parkway, Colorado, Public Highway Authority, Capital
                                           Appreciation Revenue Bonds, Senior Convertible, Series C,
                                           5.327% due 6/15/2011 (f)(n)                                                        9,995
                                1,735      Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds,
                                           Series A, 5.50% due 6/15/2021 (a)                                                  1,850
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.0%     2,900      District of Columbia, GO, Series A, 4.75% due 6/01/2036 (c)                        2,911
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.8%                  1,250      Highlands County, Florida, Health Facilities Authority, Hospital
                                           Revenue Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036            1,264
                                1,700      Highlands County, Florida, Health Facilities Authority, Hospital
                                           Revenue Refunding Bonds (Adventist Health System), Series G,
                                           5.125% due 11/15/2032                                                              1,710
                                2,000      Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                           (Miami International Airport), AMT, Series A, 5% due 10/01/2040 (h)                2,028
                                3,575      Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
                                           5.125% due 1/01/2032 (c)                                                           3,704
                                2,600      Peace River/Manasota Regional Water Supply Authority, Florida,
                                           Utility System Revenue Bonds, Series A, 5% due 10/01/2030 (f)                      2,679
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount      Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 6.9%               $  5,000      Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B,
                                           5.25% due 1/01/2033 (f)                                                       $    5,254
                                5,000      Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875%
                                           due 1/01/2017 (c)                                                                  5,276
                                2,850      Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (f)        2,944
                                  800      Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%
                                           due 11/01/2033 (i)                                                                   823
                                4,075      Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%
                                           due 11/01/2039 (i)                                                                 4,169
                                1,880      Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)          1,975
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 15.9%                5,200      Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third
                                           Lien, AMT, Series B-2, 5.75% due 1/01/2023 (f)                                     5,625
                                2,200      Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third
                                           Lien, AMT, Series B-2, 6% due 1/01/2029 (h)                                        2,422
                                2,460      Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due
                                           11/15/2012 (a)(g)                                                                  2,654
                               10,000      Illinois Regional Transportation Authority Revenue Bonds, 6.50% due
                                           7/01/2026 (i)                                                                     12,618
                               21,675      Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                                           5.26% due 6/15/2030 (a)(n)                                                        20,130
                                3,500      Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
                                           Tax Revenue Bonds (McCormick Place Expansion), Series A,
                                           5% due 12/15/2028 (i)                                                              3,589
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.4%                  3,750      Indiana Transportation Finance Authority, Highway Revenue Bonds,
                                           Series A, 5.25% due 6/01/2014 (c)(g)                                               4,051
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 8.1%                1,655      Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage
                                           Revenue Bonds, AMT, Series B-1, 6.65% due 12/01/2033 (e)(i)                        1,718
                                5,500      Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (i)               5,692
                                2,300      Louisiana Local Government Environmental Facilities and Community
                                           Development Authority, Revenue Bonds (Capital Projects and Equipment
                                           Acquisition), Series A, 6.30% due 7/01/2030 (a)                                    2,681
                                1,800      Louisiana State Citizens Property Insurance Corporation, Assessment
                                           Revenue Bonds, Series B, 5% due 6/01/2023 (a)                                      1,874
                                3,500      Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A,
                                           4.75% due 5/01/2039 (f)                                                            3,505
                                3,185      Louisiana State Transportation Authority, Senior Lien Toll Revenue
                                           Capital Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(n)                  1,111
                                4,200      New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special
                                           Tax, Sub-Series A, 5.25% due 7/15/2028 (a)                                         4,374
                                1,750      Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC
                                           Project), AMT, 4.70% due 11/01/2036 (a)                                            1,682
                                1,300      Terrebonne Parish, Louisiana, Hospital Service District Number 1,
                                           Hospital Revenue Bonds (Terrebonne General Medical Center Project),
                                           5.50% due 4/01/2033 (a)                                                            1,387
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.7%            2,290      Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
                                           Bonds, Senior Series A-2, 5.12% due 7/01/2035 (n)                                    564

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount      Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  1,500      Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128,
                                           4.80% due 12/01/2027 (f)                                                      $    1,468
                                5,800      Massachusetts State School Building Authority, Dedicated Sales Tax
                                           Revenue Bonds, Series A, 5% due 8/15/2030 (f)                                      6,033
                                1,800      Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
                                           5.25% due 1/01/2014 (c)(g)                                                         1,932
                                  840      Massachusetts State Water Resource Authority, General Revenue
                                           Refunding Bonds, Series B, 5.125% due 8/01/2027 (i)                                  874
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.7%                 1,500      Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds,
                                           Series B, 5% due 7/01/2036 (c)                                                     1,550
                                1,000      Michigan Higher Education Student Loan Authority, Student Loan Revenue
                                           Refunding Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                       1,027
                                3,335      Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                                           Bonds (Sparrow Obligated Group), 5% due 11/15/2036                                 3,309
                                1,000      Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                           (Detroit Edison Company Pollution Control Project), AMT, Series A,
                                           5.50% due 6/01/2030 (h)                                                            1,058
                                3,900      Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                           (Detroit Edison Company Pollution Control Project), AMT, Series C,
                                           5.45% due 12/15/2032 (h)                                                           4,078
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.9%                2,693      Dakota County, Minnesota, Community Development Agency, S/F Mortgage
                                           Revenue Bonds (Mortgage-Backed Securities Program), Series B,
                                           5.15% due 12/01/2038 (e)(p)                                                        2,708
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.0%                 4,000      Saint Louis County, Missouri, Pattonville R-3 School District, GO
                                           (Missouri Direct Deposit Program), 5.75% due 3/01/2010 (c)(g)                      4,228
                                1,500      Saint Louis County, Missouri, Pattonville R-3 School District, GO
                                           (Missouri Direct Deposit Program), 6% due 3/01/2010 (c)(g)                         1,595
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%                 1,300      Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds,
                                           Series A, 5% due 4/01/2033 (f)                                                     1,338
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.2%                   2,800      Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital
                                           Project), Series A, 5.50% due 9/01/2033 (k)                                        2,899
                                1,500      Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                           Series A-2, 5% due 7/01/2030 (c)                                                   1,542
                                2,700      Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                           Series A-2, 5% due 7/01/2036 (c)                                                   2,766
                                2,200      Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT,
                                           Series A, 4.75% due 9/01/2036 (c)                                                  2,150
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.0%               1,070      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                   1,139
                                  500      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                     523
                                2,400      New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                           5% due 7/01/2029 (i)                                                               2,484
                                4,800      New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                           5.25% due 7/01/2033 (i)                                                            5,073
                                4,250      New Jersey EDA, School Facilities Construction Revenue Bonds,
                                           Series O, 5.125% due 3/01/2028                                                     4,422
                                4,000      New Jersey EDA, School Facilities Construction Revenue Bonds,
                                           Series P, 5.125% due 9/01/2028                                                     4,170
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.2%               6,295      New Mexico State Highway Commission, Tax Revenue Bonds, Senior
                                           Sub-Lien, Series A, 6% due 6/15/2010 (f)(g)                                        6,661
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount      Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 10.5%             $  1,800      Metropolitan Transportation Authority, New York, Transportation
                                           Revenue Bonds, Series A, 5% due 11/15/2032 (c)                                $    1,858
                                7,500      Metropolitan Transportation Authority, New York, Transportation
                                           Revenue Bonds, Series A, 5% due 11/15/2035                                         7,747
                                9,280      Nassau Health Care Corporation, New York, Health System Revenue
                                           Bonds, 5.75% due 8/01/2009 (f)(g)                                                  9,825
                                5,000      New York State Dormitory Authority, Revenue Refunding Bonds (State
                                           University Educational Facilities), 5.75% due 5/15/2010 (c)(g)                     5,313
                                6,115      Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                           Series A-1, 5.25% due 6/01/2022 (a)                                                6,428
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 4.6%                     7,100      Ohio State Air Quality, Development Authority Revenue Bonds (Dayton
                                           Power and Light Company Project), 4.80% due 9/01/2036 (c)                          6,994
                                5,120      Plain, Ohio, Local School District, GO, Refunding, 6% due 6/01/2011 (c)(g)         5,516
                                1,170      Plain, Ohio, Local School District, GO, Refunding, 6% due 12/01/2020 (c)           1,252
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.0%             5,500      Pennsylvania State Public School Building Authority, School Lease
                                           Revenue Bonds (The School District of Philadelphia Project),
                                           5% due 6/01/2013 (f)(g)                                                            5,819
                                3,230      Philadelphia, Pennsylvania, Authority for Industrial Development,
                                           Lease Revenue Bonds, Series B, 5.50% due 10/01/2020 (f)                            3,438
                                2,350      Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds,
                                           1998 General Ordinance, 7th Series, 5% due 10/01/2032 (a)                          2,435
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.4%             4,010      Rhode Island State Health and Educational Building Corporation,
                                           Higher Education Facilities Revenue Bonds (University of Rhode Island),
                                           Series A, 5.70% due 9/15/2009 (g)(i)                                               4,203
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 4.8%           2,450      Berkeley County, South Carolina, School District, Installment Lease
                                           Revenue Bonds (Securing Assets for Education Project),
                                           5.125% due 12/01/2030                                                              2,537
                                2,075      Kershaw County, South Carolina, Public Schools Foundation,
                                           Installment Power Revenue Refunding Bonds, 5% due 12/01/2029 (b)                   2,139
                                3,000      Scago Educational Facilities Corporation for Pickens County School
                                           District, South Carolina, Revenue Bonds, 5% due 12/01/2031 (f)                     3,106
                                6,100      South Carolina Transportation Infrastructure Bank Revenue Bonds,
                                           Series A, 5% due 10/01/2033 (a)                                                    6,280
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.8%                2,150      Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside
                                           Redevelopment Corporation), 5.875% due 10/01/2024 (a)                              2,266
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 11.1%                   2,000      Corpus Christi, Texas, Utility System Revenue Refunding Bonds,
                                           Series A, 6% due 7/15/2010 (f)(g)                                                  2,121
                                4,000      Gregg County, Texas, Health Facilities Development Corporation,
                                           Hospital Revenue Bonds (Good Shepherd Medical Center Project),
                                           6.875% due 10/01/2010 (g)(k)                                                       4,391
                                9,345      Leander, Texas, Independent School District, Capital Appreciation, GO,
                                           Refunding (School Building), 5.51% due 8/15/2030 (c)(n)                            2,780
                                8,800      Leander, Texas, Independent School District, Capital Appreciation, GO,
                                           Refunding (School Building), 5.58% due 8/15/2035 (n)                               1,952

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount      Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  3,915      Lewisville, Texas, Independent School District, Capital Appreciation
                                           and School Building, GO, Refunding, 4.67% due 8/15/2024 (c)(n)                $    1,692
                                3,500      Lower Colorado River Authority, Texas, PCR (Samsung Austin
                                           Semiconductor), AMT, 6.375% due 4/01/2027                                          3,575
                                4,925      North Harris County, Texas, Regional Water Authority, Senior Lien
                                           Revenue Bonds, 5.125% due 12/15/2035 (i)                                           5,083
                                  800      North Texas Thruway Authority, Dallas North Thruway System Revenue
                                           Bonds, Series A, 5% due 1/01/2035 (f)                                                822
                                1,299      Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                           (Professional Educators Home Loan Program), AMT, Series A-1,
                                           5.50% due 12/01/2039 (e)(p)                                                        1,363
                                4,800      Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                                           Bonds, First Tier, Series A, 5.75% due 8/15/2038 (a)                               5,135
                                3,600      Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                                           Bonds, First Tier, Series A, 5.50% due 8/15/2039 (a)                               3,809
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.9%                  2,755      Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.85% due
                                           11/01/2032 (f)                                                                     2,676
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%                 2,100      Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                                           (Old Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)         2,250
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.4%               7,470      Port of Seattle, Washington, Revenue Bonds, AMT, Series B,
                                           6% due 2/01/2016 (i)                                                               7,852
                                1,600      Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                           due 12/01/2014 (a)(g)                                                              1,736
                                6,150      Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due
                                           10/01/2009 (g)(i)                                                                  6,489
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Municipal Bonds  (Cost - $381,040) - 133.4%                                394,739
-----------------------------------------------------------------------------------------------------------------------------------

                                           Municipal Bonds Held in Trust (j)
-----------------------------------------------------------------------------------------------------------------------------------
California - 3.1%               5,000      California Health Facilities Financing Authority Revenue Bonds
                                           (Kaiser Permanente), Series A, 5.50% due 6/01/2022 (d)(f)                          5,165
                                3,900      California State, GO, Refunding, 5.25% due 2/01/2033 (k)                           4,097
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.9%                 17,000      Atlanta, Georgia, Airport Passenger Facility Charge, Subordinate Lien
                                           Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (f)                           17,459
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.0%                 9,500      Chicago, Illinois, O'Hare International Airport, General Airport
                                           Revenue Refunding Bonds, Third Lien, AMT, Series A,
                                           5.50% due 1/01/2022 (i)                                                            9,903
                                7,250      Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
                                           Tax Revenue Refunding Bonds (McCormick Place Expansion Project),
                                           Series B, 5.75% due 6/15/2023 (i)                                                  7,816
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 8.8%           20,000      Massachusetts State HFA, Housing Revenue Bonds (Rental Mortgage), AMT,
                                           Series F, 5.25% due 1/01/2046 (f)                                                 20,241
                                2,900      Massachusetts State Port Authority, Special Facilities Revenue Bonds
                                           (Delta Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)             3,030
                                2,670      Massachusetts State Port Authority, Special Facilities Revenue Bonds
                                           (Delta Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2018 (a)             2,790
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount      Municipal Bonds Held in Trust (j)                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.1%            $  4,600      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (l)          $    4,871
                                4,000      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (l)               4,307
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.4%             6,670      Delaware River Port Authority of Pennsylvania and New Jersey
                                           Revenue Bonds, 6% due 1/01/2017 (f)                                                6,988
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 5.6%           2,725      Charleston Educational Excellence Financing Corporation, South
                                           Carolina, Revenue Bonds (Charleston County School District),
                                           5.25% due 12/01/2028 (l)                                                           2,881
                                2,425      Charleston Educational Excellence Financing Corporation, South
                                           Carolina, Revenue Bonds (Charleston County School District),
                                           5.25% due 12/01/2029 (l)                                                           2,561
                                  880      Charleston Educational Excellence Financing Corporation, South
                                           Carolina, Revenue Bonds (Charleston County School District),
                                           5.25% due 12/01/2030 (l)                                                             929
                               10,000      South Carolina Transportation Infrastructure Bank Revenue Bonds,
                                           Series A, 5% due 10/01/2033 (a)                                                   10,296
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 2.3%                    6,500      Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
                                           Series A, 6% due 11/01/2028 (c)                                                    6,741
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Municipal Bonds Held in Trust (Cost - $109,429) - 37.2%                    110,075
-----------------------------------------------------------------------------------------------------------------------------------

                               Shares
                                 Held      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                1,500      Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (m)(o)                          1,500
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities  (Cost - $1,500) - 0.5%                                1,500
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments  (Cost - $491,969*)  - 171.1%                                  506,314
                                           Other Assets Less Liabilities - 1.1%                                               3,137
                                           Liabilities for Trust Certificates, Including Interest
                                             Expense Payable - (18.0%)                                                      (53,305)
                                           Preferred Stock, at Redemption Value - (54.2%)                                  (160,213)
                                           Net Assets Applicable to Common Stock - 100.0%                                $  295,933
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                 $ 439,433
                                                            ==================
      Gross unrealized appreciation                                   $ 15,553
      Gross unrealized depreciation                                     (1,682)
                                                            ------------------
      Net unrealized appreciation                                     $ 13,871
                                                            ==================

(a)   AMBAC Insured.
(b)   CIFG Insured.
(c)   FGIC Insured.
(d)   Escrowed to maturity.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   Prerefunded.
(h)   XL Capital Insured.

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

(i)   MBIA Insured.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(k)   Radian Insured.
(l)   Assured Guaranty Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       (4,415)           $ 90
      --------------------------------------------------------------------------

(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   Represents the current yield as of July 31, 2007.
(p)   FHLMC Collateralized.

o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:

      --------------------------------------------------------------------------------------------------------------
                                                                                    Notional             Unrealized
                                                                                     Amount             Depreciation
      --------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 4.124% and receive a floating rate based on
      1-Week Bond Market Association Rate

      Broker, JPMorgan Chase
      Expires September 2017                                                    $          22,500      $        (377)

      Pay a fixed rate of 3.9415% and receive a floating rate based on 1-Week (SIFMA) Municipal Swap Index Rate

      Broker, JPMorgan Chase
      Expires October 2017                                                      $          10,000                (21)
      --------------------------------------------------------------------------------------------------------------
      Total                                                                                            $        (398)
                                                                                                       =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund II, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund II, Inc.

Date: September 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Quality Fund II, Inc.

Date: September 20, 2007